UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		July 28, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		101
						----

Form 13F Information Table Value Total:		$68,823
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AAR CORP		COM		000361105	494		36500	SH		Sole				14600		21900
AMDOCS LTD		ORD		G02602103	456		15500	SH		Sole				15500
AMERICA MOVIL SAB DE CV	SPON ADR L SHS	02364w105	589		11170	SH		Sole				11170
AMERICAN COMRCL LINES	COM		025195207	326		29800	SH		Sole				1550		28250
AMERICAN INTL GROUP	COM		026874107	604		22845	SH		Sole				22845
AMERICAN REPROGRAPHICS	COM		029263100	607		36450	SH		Sole				1550		34900
AMGEN INC 		COM		031162100	933		19775	SH		Sole				19775
AMR CORP		COM		001765106	145		28300	SH		Sole				28300
APOLLO GROUP INC	CL A		037604105	662		14950	SH		Sole				14950
AVNET INC		COM		053807103	1277		46800	SH		Sole				46800
BAKER HUGHES INTL	COM		057224107	742		8500	SH		Sole				8500
BARR PHARMACEUTICALS	COM		068306109	539		11950	SH		Sole				11950
BELDEN INC		COM		077454106	495		14600	SH		Sole				700		13900
BOSTON SCIENTIFIC CORP	COM		101137107	904		73550	SH		Sole				73550
BROCADE COMMUNCTN SYS	COM		111621306	1201		145700	SH		Sole				40400		105300
CAPITAL ONE FINANCIAL 	COM		14040h105	804		21143	SH		Sole				21143
CARDTRONICS INC		COM		14161h108	548		61800	SH		Sole				2500		59300
CATERPILLAR		COM		149123101	960		13000	SH		Sole				13000
CB RICHARD ELLIS GROUP	CL A		12497t101	633		32950	SH		Sole				32950
CHARLES RIVER LABS INTL	COM		159864107	614		9600	SH		Sole				9600
CHARMING SHOPPES	COM		161133103	392		85350	SH		Sole				3700		81650
CHEMED CORP		COM		16359r103	564		15400	SH		Sole				850		14550
CISCO SYSTEMS INC	COM		17275r102	418		17950	SH		Sole				17950
COACH INC		COM		189754104	440		15250	SH		Sole				15250
COGNEX CORP		COM		192422103	545		23650	SH		Sole				1000		22650
COMCAST CORP		CL A		20030n101	1023		53923	SH		Sole				53923
CONCEPTUS INC		COM		206016107	887		47950	SH		Sole				20900		27050
CONOCOPHILLIPS		COM		20825c104	1168		12375	SH		Sole				12375
CONVERGYS CORP		COM		212485106	576		38750	SH		Sole				1900		36850
COOPER COMPANIES	COM		216648402	559		15050	SH		Sole				700		14350
CORINTHIAN COLLEGES INC	COM		218868107	734		63250	SH		Sole				2350		60900
CORNING INC		COM		219350105	496		21500	SH		Sole				21500
COVIDIEN LTD		COM		g2552x108	1082		22597	SH		Sole				22597
CROWN HOLDINGS INC	COM		228368106	335		12900	SH		Sole				600		12300
CYTEC INDS INC		COM		232820100	677		12400	SH		Sole				600		11800
DEL MONTE FOODS CO	COM		24522p103	516		72700	SH		Sole				3900		68800
DELL INC		COM		24702r101	1090		49840	SH		Sole				49840
DRESSER-RAND GROUP INC	COM		261608103	1462		37400	SH		Sole				20400		17000
EBAY INC		COM		278642103	1072		39225	SH		Sole				39225
ELI LILLY  & CO		COM		532457108	577		12500	SH		Sole				12500
EMC CORP		COM		268648102	824		56100	SH		Sole				56100
ESTERLINE TECHNOLOGIES	COM		297425100	554		11250	SH		Sole				550		10700
EXTERRAN HOLDINGS INC	COM		30225x103	518		7250	SH		Sole				7250
FAIR ISAAC & CO		COM		303250104	936		45050	SH		Sole				17150		27900
FEDEX CORP		COM		31428x106	898		11400	SH		Sole				11400
GENERAL DYNAMICS CORP	COM		369550108	467		5550	SH		Sole				5550
GOOGLE INC		CL A		38259p508	605		1150	SH		Sole				1150
HALLIBURTON CO COM	COM		406216101	1019		19200	SH		Sole				19200
HERCULES INC		COM		427056106	604		35700	SH		Sole				1900		33800
HEWLETT-PACKARD CO	COM		428236103	544		12300	SH		Sole				12300
HILB ROGAL & HOBBS CO	COM		431294107	874		20100	SH		Sole				1100		19000
HOME DEPOT INC		COM		437076102	379		16190	SH		Sole				16190
INGERSOLL-RAND CO LTD	CL A		g4776g101	784		20950	SH		Sole				20950
INTEL CORP		COM		458140100	568		26450	SH		Sole				26450
INTL FLAVORS & FRGRNCE	COM		459506101	977		25000	SH		Sole				10300		14700
IPC HLDGS LTD		ORD		g4933p101	341		12850	SH		Sole				700		12150
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	443		35500	SH		Sole				35500
JACKSON HEWITT TAX SVC	COM		468202106	562		45950	SH		Sole				2450		43500
JONES LANG LASALLE INC	COM		48020q107	421		7000	SH		Sole				350		6650
JP MORGAN CHASE & CO	COM		46625h100	233		6800	SH		Sole				6800
KAMAN CORP		COM		483548103	459		20150	SH		Sole				1100		19050
KENNAMETAL INC		COM		489170100	661		20300	SH		Sole				1900		18400
LAZARD LTD		SHS A		g54050102	485		14200	SH		Sole				750		13450
LOWE'S COMPANIES INC	COM		548661107	498		24000	SH		Sole				24000
MARSH & MCLENNAN COS	COM		571748102	790		29750	SH		Sole				29750
MCGRAW HILL COS INC	COM		580645109	419		10450	SH		Sole				10450
MEDTRONIC INC COM	COM		585055106	1030		19900	SH		Sole				19900
MICROSOFT CORP		COM		594918104	928		33750	SH		Sole				33750
MOODYS CORP		COM		615369105	818		23750	SH		Sole				23750
MORGAN STANLEY		COM		617446448	236		6550	SH		Sole				6550
NABORS INDUSTRIES LTD	SHS		g6359f103	492		10000	SH		Sole				10000
NEWS CORP		CL A		65248e104	844		56100	SH		Sole				56100
NICE SYSTEMS LTD	SPONSORED ADR	653656108	356		12050	SH		Sole				550		11500
NOVARTIS AG ADR		SPONSORED ADR	66987v109	906		16460	SH		Sole				16460
OMNICARE INC 		COM		681904108	333		12700	SH		Sole				12700
PATTERSON UTI ENERGY	COM		703481101	880		24350	SH		Sole				1100		23250
PNM RESOURCES INC	COM		69349h107	376		31400	SH		Sole				1500		29900
RENAISSANCERE HOLD LTD	COM		G7496g103	516		11550	SH		Sole				600		10950
RENT-A-CENTER INC	COM		76009n100	1663		80840	SH		Sole				46990		33850
ROBERT HALF INTL INC	COM		770323103	481		20050	SH		Sole				20050
SANMINA-SCI CORP	COM		800907107	481		375550	SH		Sole				20050		355500
SANOFI-AVENTIS		SPONSORED ADR	80105n105	881		26500	SH		Sole				26500
SARA LEE CORP		COM		803111103	942		76900	SH		Sole				76900
SIMPSON MANUFACTURING	COM		829073105	500		21050	SH		Sole				1200		19850
SPEEDWAY MOTORSPORTS	COM		847788106	476		23350	SH		Sole				1300		22050
SPIRIT AEROSYSTEMS	COM		848574109	268		13950	SH		Sole				13950
STARWOOD HOTELS		COM		85590a401	287		7150	SH		Sole				7150
SYMANTEC CORP		COM		871503108	540		27900	SH		Sole				27900
SYNERON MEDICAL		ORD SHS		M87245102	487		29650	SH		Sole				1400		28250
T ROWE PRICE GROUP INC	COM		74144t108	1516		26850	SH		Sole				26850
TECH DATA CORP		COM		878237106	774		22850	SH		Sole				1050		21800
TELETECH HOLDINGS INC	COM		879939106	515		25800	SH		Sole				1100		24700
TERADATA CORP		COM		88076w103	970		41900	SH		Sole				41900
TETRA TECHNOLOGIES INC	COM		88162f105	1163		49050	SH		Sole				17150		31900
TEXAS INSTRUMENTS INC	COM		882508104	1024		36350	SH		Sole				36350
TIMBERLAND CO		CL A		887100105	588		35950	SH		Sole				1400		34550
TRANSOCEAN INC		SHS		g90073100	490		3217	SH		Sole				3217
UNITEDHEALTH GROUP INC	COM		91324p102	657		25035	SH		Sole				25035
UTI WORLDWIDE INC	ORD		g87210103	539		27000	SH		Sole				1250		25750
WALGREEN CO		COM		931422109	1081		33250	SH		Sole				33250
WESTERN UNION CO	COM		959802109	776		31400	SH		Sole				31400